Financial Expenses (Income), Net - Schedule of Financial Expenses (Income), Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Expenses (Income), Net [Abstract]
Interest on bank deposits	$ (16,818)	$ (110,078)	$ (251,724)
Bank charges	68,459	7,711	12,254
Remeasurement of convertible promissory notes	41,696
Remeasurement of the Investment			91,305
Foreign currency differences, net	91,560	(12,487)	(71,841)
Total of financial expenses (Income), net	$ 184,897	$ (114,854)	$ (220,006)